Operating Costs and Expenses	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Operating Costs and Expenses
27.	OPERATING COSTS AND EXPENSES

	2017	2016	2015
Personnel (a)	1,627	1,643	1,435
Employees’ and managers’ profit sharing	5	7	137
Post-retirement benefits – Note 23	(229)	345	156
Materials	61	58	154
Raw materials and inputs for production of energy	10	—	—
Outsourced services (b)	974	867	899
Energy bought for resale (c)	10,919	8,273	9,542
Depreciation and amortization	850	834	835
Operating provisions (d)	854	704	1,401
Charges for use of the national grid	1,174	947	999
Gas bought for resale	1,071	878	1,051
Construction costs (e)	1,119	1,193	1,252
Other operating expenses, net (f)	383	155	426

	18,818	15,904	18,287

a)	Personnel expenses

Programmed Voluntary Retirement Plan (PDVP)

In March 2017, the Company approved the 2017 Employee Voluntary Severance Program (‘the 2017 PDVP’). Those eligible to take part were any employees who have worked with Cemig for 25 years or more by December 31, 2017. The period for acceptance of the 2017 PDVP was April 3 2017, through October 17, 2017. It provided for payment of an additional premium of five monthly salaries to employees who joined in April 2017, and resigned the Company in May 2017. The premium diminished progressively depending on the month of acceptance. Thus, for employees who adhered to the program only in August 2017, for voluntary retirement in September 2017, the corresponding premium payment was only one month’s salary. For those who joined as from September 1, 2017, there was no premium. The program also paid the standard legal severance payments – including: payment for the period of notice, and especially, an amount equal to the ‘penalty’ payment of 40% of the Base Value of the employee’s FGTS fund, as well as the other payments specified by the legislation. On December 31, 2017 the amount appropriated as expense for the 2017 PDVP, including severance amounts, was R$ 214 , corresponding to acceptance, up to that date, by 1,189 employees.

In 2016, the amount appropriated to Personnel as expense on the PDVP in effect at that time was R$ 93.

b)	Outsourced services

	2017	2016	2015
Meter reading and bill delivery	142	140	122
Communication	66	55	64
Maintenance and conservation of electrical facilities and equipment	266	246	238
Building conservation and cleaning	108	97	100
Contracted labor	15	13	6
Freight and airfares	8	7	10
Accommodation and meals	13	13	17
Security services	23	25	28
Consultancy	16	15	17
Maintenance and conservation of furniture and utensils	4	4	4
Information technology	62	49	42
Maintenance and conservation of vehicles	2	8	11
Disconnection and reconnection	35	7	26
Environment	11	19	22
Legal services	22	26	21
Legal procedural costs	3	4	3
Tree pruning	21	14	23
Cleaning of power line pathways	16	8	30
Copying and legal publications	23	16	14
Inspection of customer units	1	1	4
Printing of tax invoices and energy bills	3	3	4
Other expenses	114	97	93

	974	867	899

c)	Energy purchased for resale

	2017	2016	2015
Supply from Itaipu Binacional	1,243	1,144	1,734
Physical guarantee quota contracts	461	537	252
Quotas for Angra I and II nuclear plants	244	217	200
Spot market	1,498	761	935
Proinfa Program	303	323	253
‘Bilateral’ contracts	385	292	326
Energy acquired in Regulated Market auctions	3,555	2,540	3,978
Energy acquired in the Free Market	4,283	3,279	2,762
Pasep and Cofins credits	(1,053)	(820)	(898)

	10,919	8,273	9,542

d)	Operating provisions (reversals)

	2017	2016	2015
Estimated losses on doubtful receivables	248	382	175
Estimated losses on other accounts receivables	27	40	—
Contingency provisions (reversals)
Labor claims	206	120	4
Civil	27	30	22
Tax	7	2	(4)
Environmental	—	—	(1)
Regulatory	(3)	—	10
Other	(6)	31	(3)

	231	183	28

	506	605	203

Adjustment for losses
Put option – Parati (Note 30)	231	55	1,079
Put option – SAAG (Note 30)	116	49	119
Put option – Sonda (Note 30)	1	(5)	—

	348	99	1,198

	854	704	1,401

e)	Construction cost

	2017	2016	2015
Personnel and managers	36	58	65
Materials	550	534	521
Outsourced services	406	448	504
Others	127	153	162

	1,119	1,193	1,252

f)	Other operating expenses (revenues), net

	2017	2016	2015
Leasing and rentals	103	112	102
Advertising	30	13	11
Own consumption of energy	24	22	21
Subsidies and donations	19	17	31
Paid concession	3	3	7
Insurance	8	9	9
CCEE annual charge	8	8	8
Net loss (gain) on deactivation and disposal of assets	193	112	30
Forluz – Administrative running cost	26	25	22
Collection agents	71	70	71
Gain on disposal, Taesa	(207)	(181)	—
Gain on disposal, Transchile	—	(134)	—
Loss on investment	9	—	—
Other expenses	96	79	114

	383	155	426

Operating leasing

The Company has operating lease contracts relating to, mainly, vehicles and buildings used in its operations. Related amounts are not material in relation to the total costs of the Company.